Income tax - Income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Total tax expense
Current income tax expense	₽ (262)	₽ (163)		₽ (178)
Deferred tax benefit/(expense)	2	(381)		(312)
Income tax expense for the year	₽ (260)	₽ (544)	[1]	₽ (490)	[1]

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)